Right of Use Assets and Lease Liabilities - Schedule of information about right-of-use assets (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets, beginning of year	$ 620,191	$ 699,574	$ 0
Additions	0	172,404	787,326
Depreciation during the year	(265,013)	(251,787)	(87,752)
Right of Use Assets, end of year	$ 355,178	$ 620,191	$ 699,574